UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21949

DWS Dreman Value Income Edge Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

DWS Dreman Value Income Edge Fund, Inc.

	Shares	Value ($)

Long Positions 129.3%
Common Stocks 45.5%
Consumer Discretionary 1.9%
Automobiles 0.1%
Harley-Davidson, Inc.	20,800	754,208
Hotels Restaurants & Leisure 0.1%
Centerplate, Inc. (IDS) (Units)	133,800	646,254
Household Durables 0.1%
Whirlpool Corp.	12,000	740,760
Media 0.5%
CBS Corp. "B"	36,400	709,436
Cinram International Income Fund (Units) (a)	364,300	2,075,692

Gannett Co., Inc.	25,500	552,585
Liberty Media Corp. - Entertainment “A”*	33,600	814,128

		4,151,841
Multiline Retail 0.4%
J.C. Penney Co., Inc.	22,700	823,783
Kohl's Corp.*	21,800	872,872
Macy's, Inc.	39,200	761,264
Nordstrom, Inc.	27,200	824,160

		3,282,079
Specialty Retail 0.6%
AutoZone, Inc.*	8,200	992,282
Home Depot, Inc.	36,600	857,172
Limited Brands, Inc.	52,900	891,365
Lowe's Companies, Inc.	42,400	879,800
The Sherwin-Williams Co.	16,900	776,217

		4,396,836
Textiles, Apparel & Luxury Goods 0.1%
VF Corp.	13,900	989,402
Energy 29.5%
Energy Equipment & Services 0.5%
ENSCO International, Inc.	16,400	1,324,136
National-Oilwell Varco, Inc.*	7,871	698,315
Noble Corp.	17,500	1,136,800
Transocean, Inc.*	6,700	1,021,013

		4,180,264
Oil, Gas & Consumable Fuels 29.0%
Anadarko Petroleum Corp.	14,800	1,107,632
Apache Corp.	9,200	1,278,800
ARC Energy Trust (Units) (a)	766,900	25,533,250
Bonavista Energy Trust (Units) (a)	606,500	22,274,615
BP Prudhoe Bay Royalty Trust (a)	98,900	10,222,304
Chesapeake Energy Corp.	25,100	1,655,596
Chevron Corp.	10,500	1,040,865
ConocoPhillips	11,100	1,047,729
Crescent Point Energy Trust (Units) (a)	971,600	38,475,246
Devon Energy Corp.	10,900	1,309,744
EnCana Corp.	14,300	1,300,299
ExxonMobil Corp.	10,500	925,365
Freehold Royalty Trust (Units) (a)	592,300	13,934,762
Frontier Oil Corp.	23,300	557,103
Frontline Ltd. (a)	222,700	15,540,006
Harvest Energy Trust (Units)	1,116,200	26,855,772
Hess Corp.	9,600	1,211,424
Marathon Oil Corp.	55,100	2,858,037
NAL Oil & Gas Trust (Units)	1,045,700	17,320,656
Occidental Petroleum Corp.	12,600	1,132,236
Pengrowth Energy Trust (Units) (a)	1,333,500	26,816,685
Penn West Energy Trust (Units)	530,300	17,945,352
Sunoco, Inc.	13,800	561,522
Tesoro Corp.	20,300	401,331
Valero Energy Corp.	14,000	576,520

		231,882,851

Financials 3.3%
Capital Markets 0.1%
Lehman Brothers Holdings, Inc.	15,300	303,093
Morgan Stanley	18,400	663,688

		966,781
Commercial Banks 0.7%
Comerica, Inc.	22,400	574,112
Fifth Third Bancorp.	38,900	396,002
KeyCorp.	41,500	455,670
M&T Bank Corp.	12,100	853,534
PNC Financial Services Group, Inc. (a)	15,000	856,500
SunTrust Banks, Inc.	15,800	572,276
US Bancorp.	31,000	864,590
Wachovia Corp.	25,600	397,568
Wells Fargo & Co.	32,400	769,500

		5,739,752
Consumer Finance 0.1%
Capital One Financial Corp.	21,000	798,210
Diversified Financial Services 0.4%
American Capital Ltd.	29,500	701,215
Bank of America Corp.	23,700	565,719
Citigroup, Inc.	66,400	1,112,864
JPMorgan Chase & Co.	22,500	771,975
Liberty Media Corp. - Capital "A"*	8,400	120,960

		3,272,733
Insurance 1.4%
ACE Ltd.	16,000	881,440
Allstate Corp.	18,900	861,651
American International Group, Inc.	16,900	447,174
Assurant, Inc.	14,500	956,420
Chubb Corp.	18,100	887,081
Cincinnati Financial Corp.	24,800	629,920
CNA Financial Corp.	29,500	741,925
Hartford Financial Services Group, Inc.	11,200	723,184
Lincoln National Corp.	17,000	770,440
Loews Corp.	20,100	942,690
MetLife, Inc.	16,000	844,320
Progressive Corp.	52,400	980,928
The Travelers Companies, Inc.	18,100	785,540
W.R. Berkley Corp.	33,000	797,280

		11,249,993
Real Estate Investment Trusts 0.1%
Gramercy Capital Corp. (REIT)	87,490	1,014,009
Thrifts & Mortgage Finance 0.5%
Fannie Mae	61,200	1,194,012
Freddie Mac	58,200	954,480
Sovereign Bancorp, Inc.	85,100	626,336
Washington Mutual, Inc.	197,000	971,210

		3,746,038
Health Care 0.5%
Biotechnology 0.1%
Amgen, Inc.*	20,700	976,212

Health Care Providers & Services 0.1%
CIGNA Corp.	18,000	637,020
Pharmaceuticals 0.3%
Forest Laboratories, Inc.*	26,700	927,558
Pfizer, Inc.	42,800	747,716
Wyeth	22,000	1,055,120

		2,730,394
Industrials 7.8%
Building Products 0.1%
Masco Corp.	45,300	712,569
Commercial Services & Supplies 0.3%
Newalta Income Fund (Units)	39,200	763,856
Pitney Bowes, Inc.	25,600	872,960
R.R. Donnelley & Sons Co.	25,900	768,971

		2,405,787
Machinery 1.9%
Eaton Corp.	10,000	849,700
Ingersoll-Rand Co., Ltd. "A"	4,899	183,370
New Flyer Industries, Inc. (IDS) (Units)	920,600	11,104,619
Terex Corp.*	15,100	775,687
Wajax Income Fund (Units)	75,800	2,463,481

		15,376,857
Marine 4.6%
DHT Maritime, Inc.	1,039,000	10,421,170
Eagle Bulk Shipping, Inc.	891,700	26,367,569

		36,788,739
Road & Rail 0.9%
Contrans Income Fund (Units) (a)	683,800	5,907,893
Norfolk Southern Corp.	19,300	1,209,531

		7,117,424
Information Technology 0.4%
Computers & Peripherals 0.2%
Western Digital Corp.*	32,700	1,129,131
IT Services 0.1%
Computer Sciences Corp.*	19,800	927,432
Semiconductors & Semiconductor Equipment 0.1%
Lam Research Corp.*	22,300	806,145
Materials 1.1%
Chemicals 0.3%
Celanese Corp. "A"	23,200	1,059,312
Dow Chemical Co.	24,400	851,804
PPG Industries, Inc.	13,900	797,443

		2,708,559
Metals & Mining 0.8%
Alcoa, Inc.	26,500	943,930
Allegheny Technologies, Inc.	11,300	669,864
BHP Billiton Ltd. (ADR)	13,800	1,175,622
Freeport-McMoRan Copper & Gold, Inc.	9,400	1,101,586
Nucor Corp.	16,200	1,209,654
Southern Copper Corp.	9,200	980,996

		6,081,652

Telecommunication Services 0.4%
Diversified Telecommunication Services
Embarq Corp.	20,000	945,400
FairPoint Communications, Inc.	217,600	1,568,896
Windstream Corp.	76,300	941,542

		3,455,838
Utilities 0.6%
Electric Utilities 0.1%
Duke Energy Corp.	48,500	842,930
Independent Power Producers & Energy Traders 0.3%
Primary Energy Recycling Corp. (EIS) (Units)	316,800	2,143,689
Multi-Utilities 0.2%
Consolidated Edison, Inc.	20,300	793,527
Sempra Energy	15,900	897,555

		1,691,082

Total Common Stocks Long Positions (Cost $321,193,385)		364,343,471
Convertible Preferred Stocks 8.3%
CIT Group, Inc., Series C, 8.75%	225,000	9,198,000
Fannie Mae, Series 08-1, 8.75%	1,500,000	57,450,000

Total Convertible Preferred Stocks (Cost $86,250,000)		66,648,000
	Principal Amount ($)	Value ($)

Corporate Bonds 57.1%
Consumer Discretionary 19.8%
ArvinMeritor, Inc., 8.125%, 9/15/2015	20,000,000	15,700,000
Ford Motor Co., 7.45%, 7/16/2031	12,000,000	6,990,000
General Motors Corp., 8.375%, 7/15/2033	17,000,000	10,072,500
H&E Equipment Services, Inc., 8.375%, 7/15/2016	17,000,000	14,875,000
Hertz Corp., 10.5%, 1/1/2016	20,000,000	18,200,000
Idearc, Inc., 8.0%, 11/15/2016	20,000,000	12,575,000
Libbey Glass, Inc., 9.928% **, 6/1/2011	15,000,000	15,450,000
Neiman-Marcus Group, Inc., 9.0%, 10/15/2015 (PIK)	18,000,000	17,775,000
Station Casinos, Inc., 6.5%, 2/1/2014	22,810,000	13,115,750
United Rentals North America, Inc., 7.75%, 11/15/2013	20,000,000	16,000,000
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)	24,300,000	17,860,500

		158,613,750
Consumer Staples 2.4%
Alliance One International, Inc., 12.75%, 11/15/2012	5,395,000	5,556,850
Rite Aid Corp., 8.625%, 3/1/2015	20,000,000	13,250,000

		18,806,850
Energy 6.6%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014	19,750,000	19,108,125
Clayton Williams Energy, Inc., 7.75%, 8/1/2013 (a)	20,973,000	20,134,080
Connacher Oil & Gas Ltd., 144A, 10.25%, 12/15/2015 (a)	4,500,000	4,747,500
Dynegy Holdings, Inc., 7.75%, 6/1/2019	10,000,000	9,100,000

		53,089,705
Financials 6.3%
Compton Petroleum Finance Corp., 7.625%, 12/1/2013	25,200,000	24,759,000
Ford Motor Credit Co., LLC, 7.375%, 2/1/2011	12,000,000	9,738,192

Hexion US Finance Corp., 7.176% **, 11/15/2014	12,000,000	9,960,000
Rainbow National Services LLC, 144A, 8.75%, 9/1/2012	5,500,000	5,582,500

		50,039,692
Health Care 6.8%
HCA, Inc.:
6.5%, 2/15/2016	25,000,000	20,812,500
9.25%, 11/15/2016	15,000,000	15,450,000
ReAble Therapeutics Finance LLC, 144A, 10.875%, 11/15/2014	15,400,000	15,400,000
Select Medical Corp., 8.449% **, 9/15/2015	3,200,000	2,832,000

		54,494,500
Industrials 3.4%
Casella Waste Systems, Inc., 9.75%, 2/1/2013	17,740,000	17,651,300
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015	10,000,000	9,800,000

		27,451,300
Information Technology 2.2%
First Data Corp., 144A, 9.875%, 9/24/2015	12,000,000	10,440,000
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	8,500,000	6,906,250

		17,346,250
Materials 7.6%
Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/2015	6,000,000	2,700,000
Berry Plastics Holding Corp., 8.875%, 9/15/2014	3,000,000	2,595,000
Bowater, Inc., 9.375%, 12/15/2021	7,500,000	4,800,000
Crown Cork & Seal Co., Inc., 8.0%, 4/15/2023 (a)	20,394,000	18,048,690
Georgia Gulf Corp., 9.5%, 10/15/2014	5,000,000	3,737,500
Ineos Group Holdings PLC, 144A, 8.5%, 2/15/2016	30,500,000	20,053,750
Union Carbide Corp., 7.75%, 10/1/2096 (a)	10,000,000	9,084,130

		61,019,070
Telecommunication Services 2.0%
Level 3 Financing, Inc., 12.25%, 3/15/2013 (a)	3,000,000	3,018,750
Nortel Networks Ltd., 10.75%, 7/15/2016	13,500,000	13,365,000

		16,383,750

Total Corporate Bonds (Cost $532,982,802)		457,244,867
Senior Loans** 11.2%
Bausch & Lomb, Term Loan, 5.946%, 11/30/2008	15,960,000	15,661,787
First Data Corp., Term Loan, 5.552%, 10/8/2012	39,800,000	36,873,108
TXU Corp., Term Loan, 6.234%, 11/1/2017	39,800,000	36,939,375

Total Senior Loans (Cost $93,884,943)		89,474,270
Subordinated Income Notes*** 1.8%
Preferred Term Securities XVI Ltd., 144A, Income Note, 14.67%, 3/23/2035	3,900,000	2,460,054
Preferred Term Securities XVII Ltd., 144A, Income Note, 1.71%, 6/23/2035	3,750,000	1,317,814
Preferred Term Securities XVIII Ltd., 144A, Income Note, 15.0%, 9/23/2035	3,750,000	1,913,581
Preferred Term Securities XIX Ltd., 144A, Income Note, 14.22%, 12/22/2035	2,500,000	1,528,360
Preferred Term Securities XXI Ltd., 144A, Income Note, 3.57%, 3/22/2038	3,750,000	1,229,407
Preferred Term Securities XXIII Ltd., 144A, Income Note, 6.78%, 12/22/2036	3,750,000	1,823,543
Preferred Term Securities XXIV Ltd., 144A, Income Note, 11.66%, 3/22/2037	7,500,000	4,524,374

Total Subordinated Income Notes (Cost $27,672,475)		14,797,133
Preferred Securities 1.3%
Washington Mutual Preferred Funding III, 144A, 6.895%, 6/15/2012 (b) (Cost $12,029,327)	20,000,000	10,200,000

	Shares	Value ($)

Closed End Investment Companies 3.0%
Apollo Investment Corp. (a)	897,900	12,866,907
Evergreen Income Advantage Fund (a)	902,668	9,405,800
Pioneer High Income Trust	115,300	1,613,047

Total Closed End Investment Companies (Cost $35,081,551)		23,885,754
Cash Equivalents 1.1%
Cash Management QP Trust, 2.49% (c) (Cost $8,634,351)	8,634,351	8,634,351
	% of Net Assets	Value ($)

Total Long Positions (Cost $1,117,728,834) †	129.3	1,035,227,846
Other Assets and Liabilities, Net	10.1	81,325,363
Notes Payable	(33.1)	(265,000,000)
Securities Sold Short	(6.3)	(50,723,036)

Net Assets	100.0	800,830,173
†

The cost for federal income tax purposes was $1,121,244,197. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $86,016,351. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $86,298,029 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $172,314,380.

	Shares	Value ($)

Common Stocks Sold Short 6.3%
Consumer Discretionary 0.9%
Diversified Consumer Services 0.0%
Apollo Group, Inc. "A"*	8,600	380,636
Hotels Restaurants & Leisure 0.3%
International Game Technology	13,900	347,222
Las Vegas Sands Corp.*	5,800	275,152
McDonald's Corp.	10,300	579,066
MGM MIRAGE*	6,215	210,626
Starbucks Corp.*	29,900	470,626
Wynn Resorts Ltd.	5,300	431,155

		2,313,847
Household Durables 0.0%
Garmin Ltd.	6,100	261,324
Internet & Catalog Retail 0.2%
Amazon.com, Inc.*	7,600	557,308
Expedia, Inc.*	19,100	351,058
Liberty Media Corp. - Interactive "A"*	31,400	463,464

		1,371,830
Media 0.3%
Cablevision Systems Corp. "A" (NY Group)*	24,900	562,740
Comcast Corp. "A"	33,200	629,804
Discovery Holding Co. "A"*	24,400	535,824
Time Warner Cable, Inc. "A"*	22,400	593,152
Washington Post Co. "B"	800	469,520

		2,791,040
Specialty Retail 0.1%
GameStop Corp. "A"*	9,800	395,920

Consumer Staples 0.4%
Beverages 0.0%
Coca-Cola Co.	9,800	509,404
Food & Staples Retailing 0.1%
Costco Wholesale Corp.	8,800	617,232
Food Products 0.1%
Wm. Wrigley Jr. Co.	10,400	808,912
Household Products 0.1%
Colgate-Palmolive Co.	7,800	538,980
Personal Products 0.1%
Avon Products, Inc.	15,300	551,106
Energy 0.7%
Energy Equipment & Services 0.1%
Schlumberger Ltd.	6,300	676,809
Oil, Gas & Consumable Fuels 0.6%
Arch Coal, Inc.	13,800	1,035,414
CONSOL Energy, Inc.	8,600	966,382
Enterprise Products Partners LP	19,400	573,076
Kinder Morgan Energy Partners LP	11,300	629,749
Plains Exploration & Production Co.*	11,200	817,264
Range Resources Corp.	12,000	786,480

		4,808,365
Financials 0.7%
Capital Markets 0.3%
BlackRock, Inc.	2,800	495,600
Charles Schwab Corp.	24,600	505,284
Eaton Vance Corp.	13,400	532,784
Janus Capital Group, Inc.	18,800	497,636
T. Rowe Price Group, Inc.	10,200	575,994

		2,607,298
Diversified Financial Services 0.2%
CME Group, Inc.	900	344,871
IntercontinentalExchange, Inc.*	3,200	364,800
Nymex Holdings, Inc.	4,600	388,608
NYSE Euronext	7,000	354,620

		1,452,899
Real Estate Investment Trusts 0.1%
Plum Creek Timber Co., Inc. (REIT)	13,100	559,501
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	41,100	685,548
Health Care 0.9%
Biotechnology 0.3%
Biogen Idec, Inc.*	10,500	586,845
Celgene Corp.*	13,000	830,310
Gilead Sciences, Inc.*	13,200	698,940

		2,116,095
Health Care Equipment & Supplies 0.3%
Boston Scientific Corp.*	52,300	642,767
DENTSPLY International, Inc.	13,600	500,480
Hologic, Inc.*	17,600	383,680

Stryker Corp.	8,100	509,328
Varian Medical Systems, Inc.*	11,600	601,460

		2,637,715
Health Care Providers & Services 0.1%
Express Scripts, Inc.*	8,300	520,576
Medco Health Solutions, Inc.*	12,000	566,400

		1,086,976
Life Sciences Tools & Services 0.1%
Covance, Inc.*	7,000	602,140
Waters Corp.*	7,800	503,100

		1,105,240
Pharmaceuticals 0.1%
Allergan, Inc.	9,500	494,475
Industrials 0.8%
Aerospace & Defense 0.1%
Precision Castparts Corp.	4,400	424,028
Air Freight & Logistics 0.1%
C.H. Robinson Worldwide, Inc.	11,400	625,176
Expeditors International of Washington, Inc.	13,500	580,500

		1,205,676
Construction & Engineering 0.3%
Fluor Corp.	4,200	781,536
Foster Wheeler Ltd.*	7,800	570,570
Jacobs Engineering Group, Inc.*	6,200	500,340
KBR, Inc.	15,400	537,614

		2,390,060
Electrical Equipment 0.1%
Roper Industries, Inc.	9,800	645,624
Machinery 0.1%
AGCO Corp.*	8,900	466,449
Flowserve Corp.	6,200	847,540

		1,313,989
Trading Companies & Distributors 0.1%
Fastenal Co.	15,000	647,400
Information Technology 1.2%
Communications Equipment 0.1%
Juniper Networks, Inc.*	18,200	403,676
Motorola, Inc.	37,500	275,250

		678,926
Computers & Peripherals 0.1%
EMC Corp.*	33,100	486,239
Electronic Equipment & Instruments 0.1%
Amphenol Corp. "A"	13,200	592,416
Internet Software & Services 0.2%
Akamai Technologies, Inc.*	17,300	601,867
Google, Inc. "A"*	900	473,778
VeriSign, Inc.*	16,300	616,140

		1,691,785
IT Services 0.3%
Cognizant Technology Solutions Corp. "A"*	17,800	578,678
Iron Mountain, Inc.*	16,400	435,420

MasterCard, Inc. "A"	2,900	770,008
Paychex, Inc.	16,700	522,376

		2,306,482
Semiconductors & Semiconductor Equipment 0.1%
Cypress Semiconductor Corp.*	16,400	405,900
Intel Corp.	22,800	489,744
MEMC Electronic Materials, Inc.*	6,800	418,472

		1,314,116
Software 0.3%
Activision, Inc.*	20,800	708,656
Adobe Systems, Inc.*	14,500	571,155
Autodesk, Inc.*	12,300	415,863
Citrix Systems, Inc.*	16,200	476,442
NAVTEQ*	8,100	623,700

		2,795,816
Materials 0.5%
Chemicals 0.4%
Ecolab, Inc.	11,700	502,983
Monsanto Co.	5,400	682,776
Praxair, Inc.	6,800	640,832
The Mosaic Co.*	6,400	926,080

		2,752,671
Paper & Forest Products 0.1%
MeadWestvaco Corp.	19,300	460,112
Weyerhaeuser Co.	8,400	429,576

		889,688
Utilities 0.2%
Electric Utilities 0.0%
Allegheny Energy, Inc.	9,600	481,056
Gas Utilities 0.1%
Equitable Resources, Inc.	11,500	794,190
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	28,200	541,722

Total Common Stocks Sold Short (Proceeds $56,398,806)		50,723,036

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.

***		Annualized yield at June 30, 2008. Not a coupon rate.
(a)		Security pledged as collateral for short sales.
(b)		Date shown is call date; not a maturity date for the perpetual preferred securities.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
EIS: Enhanced Income Security
IDS: Income Deposit Security

PIK: Denotes that all or a portion of income is paid in-kind.
REIT: Real Estate Investment Trust

At June 30, 2008, the Portfolio had unfunded loan commitments of $4,003,063 which could be extended at the option of the borrower, pursuant to the following loan agreement:

	Unfunded Loan		Unrealized
Borrower	Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 11/30/2008	4,003,063	3,925,260	(77,803)

As of June 30, 2008, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

Nasdaq 100 Index	9/18/2008	458	91,363,299	84,546,800	(6,816,499)

As of June 30, 2008, open future contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

30 Year US Treasury Bond	9/19/2008	2,518	291,995,159	291,065,063	930,096

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Value Income Edge Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Value Income Edge Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 27, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 27, 2008